Leases (Details) - Schedule of Lease Liabilities - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Balance beginning	€ 95,059	€ 56,743
Lease liability additions	19,353	109,506
Lease liability termination		(35,668)
Repayment of Lease liability	(60,523)	(37,036)
Interest expense on lease liabilities	2,177	1,514
Balance ending	€ 56,066	€ 95,059